Line of Credit	3 Months Ended	12 Months Ended
	Apr. 02, 2022	Jan. 01, 2022
Line of Credit Facility [Abstract]
Line of Credit
7. Line of Credit
On February 12, 2018, the Company, through Intermediate and Janus Core, entered into a revolving line of credit facility with a financial institution. In August 2021, the Company increased the available line of credit from $50,000 to $80,000, incurred additional fees for this amendment of $425 and extended the maturity date from February 18, 2023 to August 12, 2024. The current line of credit facility is for $80,000 with interest payments due in arrears. The interest rate on the facility is based on a base rate, unless a LIBOR Rate option is chosen by the Company. If the LIBOR Rate is elected, the interest computation is equal to the LIBOR Rate plus the LIBOR Rate Margin. If the Base Rate is elected, the interest computation is equal to the Base Rate plus the Base Rate Margin. At the beginning of each quarter the applicable margin is set and determined by the administrative agent based on the average net availability on the line of credit for the previous quarter. As of April 2, 2022 and January 1, 2022, the interest rate in effect for the facility was 3.8% and 3.5%, respectively. The line of credit is collateralized by accounts receivable and inventories. The Company has incurred deferred loan costs in the amount of $1,483 which are being amortized over the term of the facility that expires on August 12, 2024, using the effective interest method, and are presented as part of other assets within our consolidated balance sheet. The amortization of the deferred loan costs is included in interest expense on the consolidated statements of operations and comprehensive income. The unamortized portion of the fees as of April 2, 2022 and January 1, 2022 was approximately $586 and $648, respectively. There was $0 and $6,369 outstanding balance on the line of credit as of April 2, 2022 and January 1, 2022, respectively.

8. Line of Credit
On February 12, 2018, the Company, through Intermediate and Janus Core, entered into a revolving line of credit facility with a financial institution. In August 2021, the Company increased the available line of credit from $50,000 to $80,000, incurred additional fees for this amendment of $425 and extended the maturity date from February 18, 2023 to August 12, 2024. The current line of credit facility is for $80,000 with interest payments due in arrears. The interest rate on the facility is based on a base rate, unless a LIBOR Rate option is chosen by the Company. If the LIBOR Rate is elected, the interest computation is equal to the LIBOR Rate plus the LIBOR Rate Margin. If the Base Rate is elected, the interest computation is equal to the Base Rate plus the Base Rate Margin. At the beginning of each quarter the applicable margin is set and determined by the administrative agent based on the average net availability on the line of credit for the previous quarter. As of January 1, 2022 and December 26, 2020, the interest rate in effect for the facility was 3.5%. The line of credit is collateralized by accounts receivable and inventories. The Company has incurred deferred loan costs in the amount of $1,483 which are being amortized over the term of the facility that expires on August 12, 2024, using the straight line method. The amortization of the deferred loan costs is included in interest expense on the consolidated statements of operations and comprehensive income.
The
unamortized portion of the fees included in other assets as of January 1, 2022 and December 26, 2020, was approximately $648 and $448, respectively. There was $6,369 and no outstanding balance on the line of credit as of January 1, 2022 and December 26, 2020, respectively.